Registration No. __________
                                                        ICA No. 811-21079

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL ___, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933: X
                                        -

                         Pre-Effective Amendment No. ___

                        Post-Effective Amendment No. ___

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940: X
                                        -

                           Pre-Effective Amendment No.

                          Post-Effective Amendment No.

                        (Check Appropriate Box or Boxes)

                          ALTERNATIVE INVESTMENT FUNDS
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                   c/o U.S. Bancorp Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
               (Address of Principal Executive Offices)(Zip Code)

                                (414) 765-5025
                                ----------------
              (Registrant's Telephone Number, Including Area Code)

                                Steven R. Samson
                       Alternative Investment Partners LLC
                           142 Hardscrabble Lake Drive
                            Chappaqua, New York 10514
                     (Name and Address of Agent For Service)

                                 WITH A COPY TO:

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

                 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
                 -----------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------
                     (Title of Securities Being Registered)


           It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.







                                   PROSPECTUS

                                __________, 2002





                                     [logo]

                             ALPHA STRATEGIES I FUND
                    A series of Alternative Investment Funds


                            142 Hardscrabble Lake Dr.
                            Chappaqua, New York 10514




                                   PROSPECTUS

                                ___________, 2002




------------------------------------------------------------------------------

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund has filed for an exemptive order from the Securities and Exchange Commission that will permit the Adviser, subject to approval by the Fund's Board of Trustees, to change sub-advisors engaged by the Adviser to conduct the investment programs of each Fund without shareholder approval.
------------------------------------------------------------------------------


               Alpha Strategies I Fund



               Alternative Investment Funds currently offers one fund series to investors- Alpha Strategies I Fund. The Fund is non-diversified and its investment objective is to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

               This prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.



               Investment Adviser

               Alternative Investment Partners, LLC



               Investment Sub-Advisers

                           -----------------------

                           -----------------------

                           -----------------------

                           -----------------------

                           -----------------------



                                Table of Contents



RISK/RETURN SUMMARY............................................................1
-------------------


PERFORMANCE....................................................................3
-----------


FEES AND EXPENSES..............................................................4
-----------------


INVESTMENT OBJECTIVE, POLICIES AND RISKS.......................................5
----------------------------------------


MASTER/FEEDER FUND STRUCTURE..................................................10
----------------------------


INVESTMENT ADVISER............................................................10
------------------


PORTFOLIO RESEARCH CONSULTANT.................................................11
-----------------------------


INVESTMENT SUB-ADVISERS.......................................................11
-----------------------


DISTRIBUTION ARRANGEMENTS.....................................................11
-------------------------


NET ASSET VALUE...............................................................12
---------------


HOW TO PURCHASE SHARES........................................................12
----------------------


REDEMPTIONS...................................................................13
-----------


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................15
---------------------------------------


FINANCIAL HIGHLIGHTS..........................................................16
--------------------




RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

Investment Objective
     The Fund seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies.

Principal Investment Strategy
     In the attempt to achieve its objective, the Fund plans to invest at least 80% of its assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage trading strategies in a variety of publicly traded securities. These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures. To respond to adverse market, economic, political or other conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities or other money market instruments.

     To achieve its objective, the Investment Adviser (the "Adviser") will utilize Investment Sub-Advisers (the "Sub-Advisers") with expertise in various types of absolute return investment strategies. The Sub-Advisers may use a variety of investment techniques to hedge the Fund against various risks or other factors that generally affect the values of portfolio securities as well as for non-hedging purposes. These techniques may involve the use of derivative transactions, and may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

     The Adviser, in conjunction with ______________, the Portfolio Research Consultant (the "Research Consultant"), selects Sub-Advisers for the Fund and allocates the assets of the Fund among its respective Sub-Advisers. The Adviser reviews a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers and assets under management and number of clients.

Principal Investment Risks

     As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

o Aggressive Investment Strategies: The Fund may use investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions.

o Arbitrage Trading Risks: The principal risk associated with the Fund's arbitrage investment strategies are that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

o Short Sale/Put and Call Options Risks: The Fund may engage in various hedging practices, which by definition entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

o Derivative Securities Risks: The Fund may invest in derivative securities. These are financial instruments which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund.

o Options and Futures Risks: The Fund may invest in options and futures contracts. The Fund also may invest in so-called "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

o Warrants Risks: The Fund may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

o Swap Agreement Risks: The Fund may enter into equity, interest rate, index and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

o Initial Public Offerings Risks: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices.

o Smaller Capitalization Risks: The Fund may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

o Investments in Foreign Securities Risks: The Fund may invest in foreign securities and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies, and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than investment in a portfolio investing only in developed country financial markets.

o Reverse Repurchase Agreement Risks: The Fund may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and the Fund's simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Fund.

o Borrowing Risks: Because the Fund may borrow money to purchase securities, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. This can cause the price of shares to be more volatile than if the Fund did not borrow money. Borrowing also increases the Fund's expenses because of the interest the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained.

o High Portfolio Turnover Rate Risk: The Fund's investment strategy may result in high turnover rates. This may increase the Fund's short-term capital appreciation and increase brokerage commission costs. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

o Non-Diversification Risk: The Fund is not a "diversified" fund, which means the Fund may invest in a relatively small number of issuers making it more susceptible to adverse developments of a single issuer. As a result, investing in the Fund is potentially more risky than an investing in a diversified fund that is otherwise similar to the Fund.



PERFORMANCE
--------------------------------------------------------------------------------

     Because the Fund has less than one calendar year of operating history, there is no performance information available at this time.



FEES AND EXPENSES
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases                     None(2)
   (as a percentage of offering price)
   Maximum Deferred Sales Charge (Load)                                 None
   (as a percentage of offering price)
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends          None
   and Other Distributions
   Redemption Fee(3)                                                    2.00%
   (as a percentage of amount redeemed)
   Exchange Fee                                                         None

   Maximum Account Fee                                                  None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
   Management Fees                                                      2.25%
   Distribution (12b-1) Fees                                              None
   Other Expenses(4)                                                    1.24%
                                                                     -----------
                                                                     -----------

   Total Annual Fund Operating Expenses                                 3.49%
                                                                     ===========

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent.
(2) IRA accounts will be charged a $12.50 annual maintenance fee as well as fees for certain transactions.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 365 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. This fee is only imposed to discourage short-term trading of the Fund's shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. This fee will not be assessed on exchanges made to other series of Alternative Investment Funds, or on redemptions from employee sponsored retirement plans or on redemptions made under the Fund's Systematic Withdrawal Plan.
(4) Other Expenses are based on estimated amounts and include, but are not limited to, administration, shareholder servicing fees, fund accounting, custody and transfer agency fees. However, Other Expenses does not include any extraordinary expenses as determined under generally accepted accounting principles.

Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           ------------- ------------
                              1 Year       3 Years
                           ------------- ------------
                                $---        $---
                           ------------- ------------

INVESTMENT OBJECTIVE, POLICIES AND RISKS
--------------------------------------------------------------------------------

Investment Objective
     The Fund seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies.

Principal Investment Strategies and Policies

     To achieve its investment objective, the Fund, under normal market conditions, will invest at least 80% of its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage trading strategies in a variety of publicly traded securities. The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Sub-Advisers which employ a variety of investment techniques and strategies. By allocating its assets among a number of Sub-Advisers, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. To respond to adverse market, economic, political or other conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities or other money market instruments.

     To achieve its objective, the Adviser will utilize Sub-Advisers with expertise in various types of absolute return investment strategies. The Sub-Advisers may use a variety of investment techniques to hedge the Fund against various risks or other factors that generally affect the values of portfolio securities as well as for non-hedging purposes. These techniques may involve the use of derivative transactions, and may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

     The Adviser, in conjunction with the Research Consultant selects Sub-Advisers for the Fund and allocates the assets of the Fund among its respective Sub-Advisers. The Adviser reviews a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers and assets under management and number of clients. As part of its due diligence process, the Adviser utilizes the services of the Research Consultant to conduct a comprehensive review of each Sub-Adviser, its investment process and organization. The Adviser and or Research Consultant conducts interviews of each Sub-Adviser's personnel as well as interviews with third party references and industry sources.

     Under normal circumstances the Adviser generally expects to allocate the assets of the Fund among 3-5 Sub-Advisers at any given time. However, during the early stages of operations of the Fund, or if the Fund does not raise a threshold level of assets, $___________, it may not be possible for various reasons to allocate the assets of the Fund among all of the Sub-Advisers selected by the Adviser.

     The Adviser regularly evaluates each Sub-Adviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory. The Adviser may, subject to the approval of the Board of Trustees, change Sub-Advisers engaged by the Adviser to conduct the investment programs of each Fund without shareholder approval.


Sub-Adviser Investment Strategies


o Absolute Return Strategies: The Adviser seeks to utilize Sub-Advisers that employ various absolute return strategies whose performance is not correlated with major financial market indices. Although the use of such Sub-Advisers may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated.

o Long/Short Equity Strategies: The Fund may include allocation to strategies that employ long and short trading strategies applied to common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential market bias exposures.

o Market Neutral Equity Strategies: The Fund may invest in strategies designed to exploit equity market inefficiencies and generally involves being simultaneously long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and control for industry, sector, market capitalization and other potential market bias exposures.

o Leverage Through Borrowing Strategies: The Fund may borrow to increase its portfolio holdings of securities on a secured or unsecured basis at fixed or variable interest rates. When borrowing money, the Fund must follow specific guidelines under the Investment Company Act of 1940, which allow the Fund to borrow an amount equal to as much as 50% of the value of its net assets (not including the amount borrowed). The Fund also may borrow from banks money for temporary or emergency purposes, but these borrowings, together with all other borrowings, may not exceed 33% of the value of the Fund's gross assets at the time the loan is made.

o Long-Only Equity Strategies: The Fund may invest in strategies designed to capitalize on the expertise of certain Sub-Advisers in traditional long equity investing, which may be value, growth or core in style without capitalization limitations.

o Short-Oriented and Short-Only Equity Strategies: The Fund may invest in strategies designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate in the identification of candidates for short selling. Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

o Market Timing Strategies: The Fund may invest in strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements of similar nature and magnitude.

o Value Investing Strategies: The Fund may invest in strategies designed to benefit from inefficiencies in the equity markets that occur when certain securities are temporarily not recognized for their true underlying values.

o Growth Investing Strategies: The Fund may employ strategies designed to benefit from opportunities to realize capital appreciation by investing in companies with accelerating earnings prospects.

o High Yield Investment Strategies: The Fund may invest in strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.

o Distressed Securities Strategies: The Fund may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

o Event Driven Strategies: The Fund may invest in strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

o Relative Value/Arbitrage Strategies: The Fund may invest in strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include:

     o Pairs Trading - long and short positions in securities of different companies in the same industry.

     o Convertible Arbitrage - hedged investing in the convertible securities of a company. A typical position would be long the convertible bond and short the common stock of the same company,

     o Fixed Income or Interest Rate Arbitrage - includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage


Investment Risks
     As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

o Aggressive Investment Strategies: The Fund may use investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than un-hedged strategies, and some Sub-Advisers may use long only or short only strategies. The absolute return strategies employed by the Fund generally will emphasize hedged positions rather than un-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

o Arbitrage Risks: The principal risk associated with the Fund's arbitrage investment strategies are that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

o Short Sale/Put and Call Options Risks: The Fund may engage in various hedging practices, which by definition entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

o Derivative Securities Risks: The Fund may invest in derivative securities. These are financial instruments which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

o Options and Futures Risks: The Fund may invest in options and futures contracts. The Fund also may invest in so-called "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

     The Fund may purchase and sell call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security which the Fund owns. A covered put option is a put option with respect to which the Fund has segregated cash or liquid securities to fulfill the obligation by the option. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not "covered" at a gain or cannot be exercised at a gain prior to expiration. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

     The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC. The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

     No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.

     The Fund may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poors 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

o Warrants Risks: The Fund may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

o Swap Agreement Risks: The Fund may enter into equity, interest rate, index and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

o Initial Public Offerings Risks: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

o Smaller Capitalization Risks: The Fund may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

o Investments in Foreign Securities Risks: The Fund may invest in foreign securities and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies, and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than investment in a portfolio investing only in developed country financial markets.

o Reverse Repurchase Agreement Risks: The Fund may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and the Fund's simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Fund.

o Borrowing Risks: Because the Fund may borrow money from banks or other financial institutions to purchase securities, commonly referred to as "leveraging," the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the Fund's capital. The Fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

o High Portfolio Turnover Rate Risk: The Fund's investment strategy may result in high turnover rates. This may increase the Fund's short-term capital appreciation and increase brokerage commission costs. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

o Non-Diversification Risk: The Fund is not a "diversified" fund, which means the Fund may invest in a relatively small number of issuers making it more susceptible to adverse developments of a single issuer. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.


     The Adviser continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund' investment objective and the investment restrictions detailed in the Prospectus and Statement of Additional Information ("SAI"). The Adviser generally expects the Fund's assets to be invested across various industries.



MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

Election to Invest Fund Assets Pursuant to Master/Feeder Structure
     In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. The SAI contains more information about the Fund, Master/Feeder Fund Structure and the types of securities in which the Fund may invest.


INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Alternative Investment Partners, LLC, 142 Hardscrabble Lake Dr., Chappaqua, New York 10514, a registered investment adviser, is the Fund's investment adviser ("Adviser"). Newly organized as an investment adviser, the Adviser has no previous operating history. The two principals of the Adviser, however, have combined experience in the mutual fund industry in excess of 35 years. Subject to the authority of the Fund's Board of Trustees, the Adviser is responsible for the overall management of the Fund's business affairs. The fee the Fund pays the Adviser is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with absolute return target objectives. Pursuant to the Investment Advisory Agreement ("Advisory Agreement"), the Fund pays the Adviser monthly an annual advisory fee of 2.25% of the Fund's average daily net assets.

     The Trust and the Adviser have filed for an exemptive order from the Securities and Exchange Commission that will permit the Adviser to change Sub-Advisers for the Fund and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. Any such Sub-Adviser change would continue to be subject to approval by the Board of Trustees. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees.

     The Adviser has entered into an Operating Services Agreement ("Services Agreement") with the Fund to provide virtually all day-to-day services to the Fund. The Fund pays the Adviser an annual operating services fee of 1.24% of the Fund's average daily net assets. As explained further below, the combined effect of the Advisory Agreement and the Services Agreement is to place a cap or ceiling on the Fund's ordinary annual operating expenses at 3.49% of the average daily net assets of the Fund, excepting brokerage and portfolio trading transfer tax, interest on Fund borrowing, taxes, litigation and other extraordinary expenses.

     The Adviser invests the assets of the Fund, either directly or via the use of Sub-Advisers, according to the Fund's investment objective, policies and restrictions. The Adviser may invest the assets of the Fund directly or via the use of Sub-Advisors. Development of the Fund's portfolio investment strategies and allocations to Sub-Advisers, is done on a Team Management basis. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

     Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Adviser will provide, or arrange to provide, essentially all day-to-day operational services to the Fund. The Adviser pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Adviser also pays all expenses related to marketing the Fund and related bookkeeping.

     Steven R. Samson is the Chief Executive Officer and Co-Managing Member of the Adviser and also serves as the President and a Trustee of the Fund. Prior to organizing the Adviser, Mr. Samson was President and CEO of Kinetics Asset Management, Inc. and President and Chairman of the Board of Kinetics Mutual Funds, Inc. from 1999 - 2002. From 1993 to 1999, Mr. Samson was Managing Director at Chase Global Asset Management and Mutual Funds, and the Adviser to the Chase Vista Funds. Mr. Samson received a Bachelors degree from City University of New York in 1974 and a Masters degree in Economics from Queens College in 1978.

     Lee W. Schultheis is the Chief Investment Officer and Co-Managing Member of the Adviser. Prior to organizing the Adviser, Mr. Schultheis was Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc. from 1999 - 2002. From 1995 to 1999, Mr. Schultheis was
President of Vista Funds Distributor, Inc. Mr. Schultheis received a Bachelors degree in Industrial and Labor Relations from Cornell University in 1978.

PORTFOLIO RESEARCH CONSULTANT
--------------------------------------------------------------------------------

     The Adviser is responsible for selecting the Research Consultant to the Fund.

     ____________    ("Research   Consultant")   located   at   _______________,
_____________, ___________ will provide the Adviser with background information and other such research on Sub-Advisers and prospective sub-advisers. The Adviser utilizes the services of the Research Consultant to conduct a comprehensive review of each Sub-Adviser, its investment process and organization. The Research Consultant shall provide the Adviser with research on a wide range of factors on each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers and assets under management and number of clients. The Adviser and/or Research Consultant will conduct interviews of each Sub-Advisers' personnel as well as interviews with third party references and industry sources. The Adviser will allocate the assets of the Fund among each Sub-Adviser based on the research conducted by the Research Consultant. The fees payable with respect to the services provided by the Research Consultant are paid by the Adviser.



INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

     The Adviser is responsible for selecting the Sub-Advisers to the Fund. The Sub-Advisers will be engaged to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. Each Sub-Adviser will be responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of securities in the Fund's investment portfolio under its management.



               [DISCLOSURE ON SUB-ADVISERS TO COME WHEN AVAILABLE]



DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Distributor
     Quasar Distributors, LLC 615 E. Michigan Street, Milwaukee, Wisconsin 53202, serves as principal underwriter for the Fund and as such, is the exclusive agent for the distribution of shares of the Fund. To the extent there are any fees, they will be paid by the Adviser.

Shareholder Servicing Agent

     The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into shareholder servicing agreements with the Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Adviser receives an annual shareholder servicing fee equal to 0.25% of the Fund's average daily net assets.


NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value per share of the Fund will be determined on each day the New York Stock Exchange ("NYSE") is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

     You may purchase shares of the Fund at net asset value without any sales or other charge by sending a completed application form to one of the following addresses:

   Regular Mail                            Express/Overnight Mail
   Alpha Strategies I Fund                 Alpha Strategies I Fund
   c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701                            615 East Michigan Street
   Milwaukee, Wisconsin 53201-0701         Milwaukee, Wisconsin  53202

Minimum and Additional Investment Amounts
     The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $25,000. The minimum for subsequent investments is $250. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address. You should make all checks payable to "Alternative Investment Funds."

     Note: The custodian, U.S. Bank, N.A., will charge a $25.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

When Order is Processed

--------------------------------------------------------------------------------
     Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o    the name of the Fund
o    the dollar amount of shares to be purchased
o    a completed purchase application or investment stub
o    check payable to Alternative Investment Funds
--------------------------------------------------------------------------------

     All shares will be purchased at the net asset value per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers
     You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire
     If you wish to wire money to invest in the Fund, please call the Fund at 1-800-295-4485 to notify the Fund that a wire transfer is coming. You may use the following instructions:
                  U.S. Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  042000013
                  Credit:  U.S. Bancorp Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:   Alpha Strategies I Fund
                                    (your name/title on the account)
                                    (account #)

Automatic Investment Plan
     You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $25,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-800-XXX-XXXX for more information about the Fund's Automatic Investment Plan.

Retirement Plans
     You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-800-XXX-XXXX for the most current listing and appropriate disclosure documentation on how to open a retirement account.


REDEMPTIONS
--------------------------------------------------------------------------------

Written Redemption Requests
     You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

   Regular Mail                             Express/Overnight Mail
   Alpha Strategies I Fund                  Alpha Strategies I Fund
   c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701                             615 East Michigan Street
   Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin  53202

Redeeming By Telephone
     You may redeem shares having a value of less than $100,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-XXX-XXXX. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

     The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or U.S. Bancorp fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions
     If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bank, N.A. to cover costs associated with the transfer. In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan
     If your individual accounts, IRA or other qualified plan account have a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. U.S. Bank, N.A. will charge you an annual fee of $15.00 per plan to participate. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-800-XXX-XXXX.

When Redemptions are Sent
     Once the Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined net asset value following your redemption request. If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
     Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

o The request should be in writing, indicating the number of shares or dollar amount to be redeemed;

o    The request must identify your account number;

o The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

o If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.


When You Need Signature Guarantees
     If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

o you request a redemption to be made payable to a person not on record with the Fund; or

o you request that a redemption be mailed to an address other than that on record with the Fund.

     Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Fund to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.


Retirement Plans
     If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker
     If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances
     If at any time your account balance falls below $25,000, the Fund may notify you that, unless the account is brought up to at least $25,000, your account could be closed. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.

Redemption Fees

     The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 2.00% fee on the redemption of the Fund's shares held for less than one year. Redemption fees will be paid to the Fund to help offset transaction costs. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains). This fee also does not apply to employer-sponsored retirement plans (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans), to exchanges to other series of Alternative Investment Fund, to redemptions made under the Fund's Systematic Withdrawal Plan, or to accounts of the Adviser or its affiliates used to initially capitalize the Fund.

     The Fund will use the first-in, first-out (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the redemption fee will be assessed. In determining "one year" the Fund will use the anniversary date of a transaction. Thus, shares purchased on September 1, 2002, for example, will be subject to the fee if they are redeemed on or prior to August 31, 2003. If they are redeemed on or after September 1, 2003, the shares will not be subject to the redemption fee. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a one-year period from the date of purchase.


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund intends to distribute substantially all of its net investment income and net capital gain in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of your holding period for the shares. The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

     On the account application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 30.5% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

     This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The Fund has no operating experience to report at this time.



ALPHA STRATEGIES I   FUND





========================= ======================================

                          Alternative Investment Partners, LLC
                          142 Hardscrabble Lake Dr.
Adviser                   Chappaqua, NY  10514
------------------------- --------------------------------------

Distributor               Quasar Distributors, LLC
                          615 East Michigan Street
                          Milwaukee, WI  53202
------------------------- --------------------------------------

Legal Counsel             Spitzer & Feldman P.C.
                          405 Park Avenue
                          New York, New York 10022
------------------------- --------------------------------------

Transfer Agent            U.S. Bancorp Fund Services, LLC
                          615 East Michigan Street, 3rd Floor
                          Milwaukee, WI  53202
------------------------- --------------------------------------

Custodian                 U.S. Bank, N.A.
                          425 Walnut Street
                          Cincinnati, OH  45202
========================= ======================================





     Additional information about the Fund is included in the Statement of Additional Information dated _______, 2002 (the "SAI"). The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The SAI provides more details about the Fund's policies and management.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-800-XXX-XXXX. You may also write to:

                           Alternative Investment Funds
                           c/o U.S. Bancorp Fund Services, LLC
                           P.O. Box 701
                           Milwaukee, Wisconsin  53201-0701

You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.



Investment Company Act File # 811-21079





                             ALPHA STRATEGIES I FUND
                    A series of Alternative Investment Funds





     A no-load, open-end, non-diversified investment company which seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies.




                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 2002



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Alpha Strategies I Fund dated ________, 2002, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-XXX-XXXX.

     Because the Fund has less than one calendar year of operating history, there is no performance information available at this time.





                                TABLE OF CONTENTS


THE TRUST......................................................................1
---------

INVESTMENT RESTRICTIONS........................................................2
-----------------------

INVESTMENT OBJECTIVES AND POLICIES.............................................4
----------------------------------

MANAGEMENT....................................................................11
----------

CONTROL PERSONS AND PRINCIPAL HOLDERS.........................................12
-------------------------------------

INVESTMENT ADVISER............................................................12
------------------

THE SUB-ADVISER...............................................................12
---------------

THE RESEARCH CONSULTANT.......................................................12
-----------------------

THE DISTRIBUTOR...............................................................12
---------------

ALLOCATION OF PORTFOLIO BROKERAGE.............................................12
---------------------------------

PORTFOLIO TURNOVER............................................................12
------------------

FUND SUB-ADMINISTRATION.......................................................12
-----------------------

FUND ACCOUNTING AND TRANSFER AGENT............................................12
----------------------------------

CUSTODIAN.....................................................................12
---------


DESCRIPTION OF SHARES.........................................................12
---------------------

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................12
------------------------------------------

TAX STATUS....................................................................12
----------

PERFORMANCE INFORMATION.......................................................12
-----------------------

INDEPENDENT ACCOUNTANTS.......................................................12
-----------------------

COUNSEL.......................................................................12
-------

FINANCIAL STATEMENTS..........................................................12
--------------------

THE TRUST
--------------------------------------------------------------------------------

     Alternative Investment Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on April 12, 2002. The Trust currently offers one series of shares to investors, Alpha Strategies I Fund (the "Fund"). The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

     Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

     In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

     Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

     The Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If the Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund's investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

     The Board of Trustees has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Trustees determines that such a conversion is in the best interest of the Fund's shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund's Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund's conversion and its shareholders would be notified.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund's prospectus, the term "majority of the outstanding shares of the Fund" means the vote of whichever is less:

(1) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(2)  more than 50% of the Fund's outstanding shares.

     These investment restrictions provide that:

(1)  The  Fund  may  not  issue  senior   securities   other  than  to  evidence
     indebtedness, borrowings or short sales as permitted.

(2)  The Fund may not borrow money except that it may borrow:

     (a)  for leveraging purposes,
     (b)  from banks for temporary or emergency purposes, or
     (c)  by entering into reverse repurchase agreements,

     if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4) The Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(5) The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies which invest in real estate, or obligations secured by real estate or interests therein.

(6) The Fund will not lend any of its assets, except that it may lend up to 1/3 of its portfolio securities.

(7) The Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program.

     Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Fund without obtaining shareholder approval. Under the non-fundamental investment restrictions, the Fund may not:

(1) knowingly invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid or restricted securities. Restricted securities are those that are subject to legal or contractual restrictions on resale. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.

(2) sell short securities having a total market value in excess of 50% of the value of the net assets of the Fund, and the value of the securities of any one issuer in which the Fund is short may not exceed the lesser of: (x) 10% of the value of the Fund's net assets or (z) 10% of the securities of any class of any issuer.

(3) (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4) purchase securities of other investment companies, except in accordance with the 1940 Act.

     If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation. The Fund may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     A more detailed discussion of some of the investment strategies and policies described in the Prospectus (see "Investment Objectives, Policies and Risks") appears below:

Merger Arbitrage
     Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition. The size of the discount, or spread, and whether the potential reward justifies the potential risk, are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

     Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Adviser to have a substantial probability of success. The expected timing of each transaction is also extremely important since the length of time that the Fund's capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See "Portfolio Turnover."

     Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See "Allocation of Portfolio Brokerage" and "Portfolio Turnover." Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund's overall investment strategy, which may be considered speculative.

Special Risks of Over-the-Counter Options Transactions
     As part of its portfolio strategy, the Fund may engage in transactions in options that are traded over-the-counter ("OTC transactions"). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

     As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

     It is the Fund's intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

Additional Information on Investment Securities
     The Fund may invest in the following types of securities including those discussed in the Prospectus:

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's policy with respect to illiquid investments unless, in the judgment of the Adviser, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer's parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor's have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

     WARRANTS. The Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     INITIAL PUBLIC OFFERINGS. The Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs have added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

     Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States. These differences could negatively impact foreign securities in which the Fund invests.

     NON-DIVERSIFICATION OF INVESTMENTS. The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the possible fluctuation in the values of securities of fewer issuers.

     WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period.

     When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options.

     When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices. In addition a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

     The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

     OPTIONS TRANSACTIONS GENERALLY. The Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

     o the writer of an option may be assigned an exercise at any time during the option period;

     o disruptions in the markets for underlying instruments could result in losses for options investors;

     o imperfect or no correlation between the option and the securities being hedged;

     o the insolvency of a broker could present risks for the broker's customers; and

     o market imposed restrictions may prohibit the exercise of certain options.

     In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser's ability to select the proper time, type and duration of the options.

     By writing call options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

     The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund's ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

     BORROWING. The Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

     The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.


     ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Fund will not knowingly invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

     SHORT SALES: The Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company's common stock and/or other securities to be received may be sold short. The Adviser will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's securities prior to the acquisition's completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company's shares and its short position in the acquirer's securities. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

     EQUITY SWAP AGREEMENTS: The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on, or increase in value of a particular dollar amount invested in a "basket" of particular securities or securities representing a particular index.

     Forms of swap agreements include:

     (1) equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or "cap";

     (2) equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or "floor"; and

     (3) equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

     Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

     The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 10% of the Fund's net assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TEMPORARY INVESTMENTS: The Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in:

|X| cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

|X| commercial paper rated A-1 by S&P or Prime-1 by Moody's. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

|X|  repurchase agreements;

     To the extent the Fund invests in these temporary investments, the Fund may not reach its investment objective.

MANAGEMENT
--------------------------------------------------------------------------------

     The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which has been filed with the Securities and Exchange Commission and is available upon request. Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses which, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.



------------------------- ---------- ----------------------------- ----------------------- ------------------
                                                                    Number of Portfolios         Other
                                      Principal Occupation           in Fund Complex       Directorships
 Name, Address and Age     Position*  During the Past Five Years     Overseen by Trustee     held by Trustee
------------------------- ---------- ----------------------------- ----------------------- ------------------
Steven R. Samson (48)**   President  Co-Managing Member and Chief
142 Hardscrabble Lake Dr. & Trustee  Executive Officer of the
Chappaqua, NY  10514                 Adviser; President and CEO of
                                     Kinetics Asset Management,
                                     Inc. and President and
                                     Chairman of the Board of
                                     Kinetics Mutual Funds, Inc.
                                     from 1999 - 2002.  From 1993
                                     to 1999, Mr. Samson was
                                     Managing Director at Chase
                                     Global Asset Management and
                                     Mutual Funds, the Adviser to
                                     the Chase Vista Funds.
------------------------- ---------- ----------------------------- ----------------------- ------------------


* The term of office of each Trustee listed above began during the year 2002. ** Steven R. Samson, as an affiliated person of Alternative Investment
     Partners, LLC, the Fund's Investment Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

     Other than the Audit Committee, the Trust does not have any standing committees of the Board of Trustees.


Audit Committee
     The members of the Audit Committee of the Board of Trustees are Messrs. _____ and _____. The Audit Committee oversees the Fund's financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants.


Compensation
     Each Trustee who is not affiliated with the Trust or the Adviser will receive an annual salary in the amount set forth in the table below. The table below details the amount of compensation the Trustees will receive from the Trust during a year that the Fund is fully operational. Currently, the Trust does not have a bonus, profit sharing, pension or retirement plan. The aggregate compensation is provided for the Trust.

---------------------------- ----------------- ------------------------
Name and Position            Aggregate         Total Compensation
                             Compensation      from Trust and Fund
                             From Trust        Complex Paid to
                                               Trustees
---------------------------- ----------------- ------------------------
Steven R. Samson *                 None                 None
Trustee
                                  $-----               $------
                                  $-----               $------
                                  $----                $------
---------------------------- ----------------- ------------------------



*    This  trustee is deemed to be an  interested  person as defined in the 1940
     Act.

Management Ownership
     As of _________, 2002, the Trustees, as a group, owned 0.0% of the Fund's outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. As of the date of this SAI, the Fund could be deemed to be under control of the Adviser, which had voting authority with respect to approximately 100% of the value of the outstanding interests in the Trust on such date. However, it is expected that once the Fund commences investment operations and its shares are sold to the public that the Adviser's control will be diluted until such time as the Fund is controlled by its shareholders.


INVESTMENT ADVISER
--------------------------------------------------------------------------------

Investment Adviser, Advisory Agreement and Operating Services Contract
     Alternative Investment Partners, LLC, 142 Hardscrabble Lake Dr., Chappaqua, New York 10514, the Fund's Investment Adviser ("Adviser"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. Steven R. Samson is the Chief Executive Officer and Co-Managing Member, and Lee W. Schultheis is the Chief Investment Officer and Co-Managing Member of the Adviser and there are no other affiliates to the Adviser.

     Under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and the Adviser, the Adviser:

(1) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective,

(2) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Adviser,

(3) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and

(4) provides persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust.


     Under  the  terms  of  the  Operating  Services  Agreement  (the  "Services
Contract") between the Trust and the Adviser, the Adviser pays the following Fund's expenses, including, without limitation,


(1) the costs incurred in connection with registration and maintenance of its registration under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and state securities laws and regulations,
(2) preparation of and printing and mailing reports, notices and prospectuses to current shareholders,
(3)  transfer taxes on the sales of the Fund's shares
(4)  custodial, shareholder transfer charges and fees of the Fund's distributor,
(5)  legal, auditing and accounting expenses,
(6)  expenses of servicing shareholder accounts,
(7)  insurance expenses for fidelity and other coverage,
(8) fees and expenses of Trustees who are not "interested persons" within the meaning of the Investment Company Act of 1940, and
(9)  expenses of Trustee and shareholder meetings.

     The Services Contract provides that the Fund pays the following Fund's expenses, including, without limitation,

(1)  transfer taxes on the sales of portfolio securities,
(2)  brokerage commissions,
(3)  taxes owed to Federal and State jurisdictions by the Fund,
(4)  Interest expense on Fund borrowing, and
(5)  Dividends paid out on short sales.

     The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 2.25% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

     The Adviser receives an operating services fee, payable monthly, for the performance of its services at an annual rate of 1.24% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

     The combined effect of the Advisory Agreement and the Services Contract is to place a cap or ceiling on the Fund's ordinary annual operating expenses at 3.49% of the average daily net assets of the Fund, excepting brokerage and portfolio trading transfer tax, interest on Fund borrowing, taxes, litigation and other extraordinary expenses.

     The Advisory Agreement and Services Contract will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Fund's Trustees who are not parties thereto or "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or the Adviser, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Fund's Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract and Services Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract and Services Contract shall terminate automatically in the event of its assignment.

     The Trust and the Adviser have obtained an exemption from the Securities and Exchange Commission that permits the Adviser to change sub-advisers for the Fund or Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. Any such sub-adviser change would continue to be subject to approval by the Board of Trustees. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisers by the Adviser and the Trustees.

     The Fund, the Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.


THE SUB-ADVISER
--------------------------------------------------------------------------------

     The Trust currently engages the following Sub-Advisers to conduct the investment programs of the Fund pursuant to separate sub-advisory agreements with the Adviser ("Sub-Adviser Agreements"):

                              [INFORMATION TO COME]

     The Sub-Adviser Agreements provide that the Sub-Advisers will formulate and implement a continuous investment program for each Fund in accordance with the Fund's objective, policies and limitations and any investment guidelines established by the Adviser. Each Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Advisers are required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Adviser Agreements. Nothing in the Sub-Adviser Agreements prevents the Adviser from engaging other sub-advisers to provide investment advice and other services to a Fund, or from providing such services itself.

     Several of the Sub-Advisers are controlled by other parties as noted below:

     Each Sub-Adviser Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Adviser Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).


THE RESEARCH CONSULTANT
--------------------------------------------------------------------------------

     The Adviser is responsible for selecting the Research Consultant to the Fund.

     ____________    ("Research   Consultant")   located   at   _______________,
_____________, ___________ will provide the Adviser with background information and other such research on Sub-Advisers and prospective sub-advisers. The Adviser utilizes the services of the Research Consultant to conduct a comprehensive review of each Sub-Adviser, its investment process and organization. The Research Consultant shall provide the Adviser with research on a wide range of factors on each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers and assets under management and number of clients. The Adviser and/or Research Consultant will conduct interviews of each Sub-Advisers' personnel as well as interviews with third party references and industry sources. The Adviser will allocate the assets of the Fund among each Sub-Adviser based on the research conducted by the Research Consultant. The fees payable with respect to the services provided by the Research Consultant are paid by the Adviser.


THE DISTRIBUTOR
--------------------------------------------------------------------------------

     Quasar Distributors, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of _________, 2002 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. No affiliated persons of the Fund are affiliated persons of the Distributor.

     The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Distributor Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Distributor Agreement will automatically terminate in the event of its assignment.


ALLOCATION OF PORTFOLIO BROKERAGE
--------------------------------------------------------------------------------

     Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser. The Adviser and their appointed Sub-Advisers are authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser and Sub-Adviser may determine.

     In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

     o    the best net price available;

     o the reliability, integrity and financial condition of the broker or dealer;

     o    the size of and difficulty in executing the order; and

     o the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

     Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

     In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) short positions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

     The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

     Absolute return and arbitrage investment strategies are characterized by a high turnover rate because, in general, many of the opportunities for capital appreciation are of a relatively short time in duration. As an example, in merger arbitrage, the majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely realization of the opportunity for which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.


FUND SUB-ADMINISTRATION
--------------------------------------------------------------------------------

     U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") serves as Fund Sub-Administrator pursuant to a Fund Administration Servicing Agreement with the Adviser. As such, U.S. Bancorp provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund.

     Under the Fund Administration Servicing Agreement, U.S. Bancorp receives an administration fee for the Fund, at an annual rate of 7 basis points on the first $200 million, 6 basis points on the next $500 million and 4 basis points on the balance of the daily average net assets of the Fund. Fees are billed to the Adviser on a monthly basis.


FUND ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

     U.S. Bancorp serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Adviser. Under the Fund Accounting Servicing Agreement, U.S. Bancorp will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. U.S. Bancorp will receive a fund accountant fee for the Fund, which will be billed to the Adviser on a monthly basis.

     Under the Transfer Agent Servicing Agreement, U.S. Bancorp will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. U.S. Bancorp will receive a transfer agent fee, which will be billed to the Adviser on a monthly basis.


CUSTODIAN
--------------------------------------------------------------------------------

     The Custodian for the Trust and the Fund is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of U.S. Bancorp Fund Services, LLC. As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Fund. All of the custodian fees will be paid by the Adviser.


DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

     Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

     The authorized capitalization of Alternative Investment Funds consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.


PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

Calculation of Share Price
     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange ("NYSE") is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

(1) by valuing portfolio securities, including open short positions, which are traded on the NYSE, American Stock Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange;

(2) by valuing put and call options which are listed on an exchange , but which are not traded on the valuation date are valued at the average of the current bid and asked prices.;

(3) by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

(4) by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

     The Adviser reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time), on each day the NYSE is open for business. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Trading in Foreign Securities
     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees.

Purchase of Shares
     Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares
     The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 2.00% fee on the redemption of the Fund's shares held for less than one year. Redemption fees will be paid to the Fund to help offset transaction costs. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains). This fee also does not apply to employer-sponsored retirement plans (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans), to exchanges to other series of Alternative Investment Funds, to redemptions made under the Fund's Systematic Withdrawal Plan, or to accounts of the Adviser used to initially capitalize the Fund.

     The Fund will use the first-in, first-out (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the redemption fee will be assessed. In determining "one year" the Fund will use the anniversary date of a transaction. Thus, shares purchased on September 1, 2002, for example, will be subject to the fee if they are redeemed on or prior to August 31, 2003. If they are redeemed on or after April 5, 2003, the shares will not be subject to the redemption fee. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a one-year period from the date of purchase.

     The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the Investment Company Act of 1940, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a)  when the NYSE is closed, other than customary weekend and holiday closings;
(b)  when trading on that exchange is restricted for any reason;
(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or
     (c) exist; or
(d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

     In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

     Supporting documents in addition to those listed under "Redemptions" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.


TAX STATUS
--------------------------------------------------------------------------------

     The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund will not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

     The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

     If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the a Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

     The  Fund  is  subject  to  a  4%  nondeductible   excise  tax  on  certain
undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

     Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

     The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

     Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

     Distributions of net capital gain ("capital gain dividends") are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

     A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30.5% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

     A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

     The Fund is organized as a Delaware business trust and generally will not be liable for any income or franchise tax in the State of Delaware. If the Fund qualifies as a regulated investment company for federal income tax purposes and pays no federal income tax, it generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Total Return

     Average annual total return quotations that may be used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1+T)n = ERV

Where:            P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The Fund may also calculate total return on a cumulative basis that reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

                  Cumulative Total Return = [ (ERV) - 1 ]
                                              -----


Other Information
     The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Comparison of Fund Performance
     The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

     The Fund may from time to time use the following unmanaged index for performance comparison purposes:

     90-day U.S. Treasury bill, constant maturity.

     S&P 500 Index -- the S&P 500 is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in the Index. There are also some small capitalization names in the Index. Standard & Poor's Corporation maintain the Index. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Standard & Poor's makes changes as needed.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     The  Fund   has   selected   ___________________________________,   as  its
independent accountants.

COUNSEL
--------------------------------------------------------------------------------

     Spitzer & Feldman P.C., 405 Park Avenue., New York, NY 10022, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     There is no annual report available for the Fund at this time.




                          ALTERNATIVE INVESTMENT FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

(a)  Declaration of Trust

     (i)  Certificate of Trust-- Filed herewith.

     (ii) Declaration of Trust-- Filed herewith.

(b)  Bylaws - Filed herewith.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Declaration of Trust and Bylaws.

(d)  Advisory Agreement-- To be filed by amendment.

(e)  Underwriting Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts - Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

     (i)  Administration Agreement-- To be filed by amendment.

     (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.

     (iii) Fund Accounting Services Agreement-- To be filed by amendment.

(i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements - Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan - To be filed by amendment.

(n)  Rule 18f-3 Plan - Not applicable.

(o)  Reserved

(p)  Code of Ethics - To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

         Reference is made to Article VIII of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser

          (a)  Inapplicable

          (b)  Inapplicable

Item 27. Principal Underwriters.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

             AHA Investment Funds                        Firstar Funds, Inc.
---------------------------------------------- ---------------------------------
             The Arbitrage Funds                       Glen Rauch Funds
---------------------------------------------- ---------------------------------
          Brandywine Blue Fund, Inc.               The Hennessy Funds, Inc.
---------------------------------------------- ---------------------------------
     Country Asset Allocation Fund, Inc.       The Hennessy Mutual Funds, Inc.
---------------------------------------------- ---------------------------------
          Country Growth Fund, Inc.                       IPS Funds
---------------------------------------------- ---------------------------------
         Country Long-Term Bond Fund                Jefferson Group Trust
---------------------------------------------- ---------------------------------
          Country Money Market Fund               The Jensen Portfolio, Inc.
---------------------------------------------- ---------------------------------
   Country Short-Term Government Bond Fund        Kit Cole Investment Trust
---------------------------------------------- ---------------------------------
Country Taxable Fixed Income Series Fund, Inc.   Light Revolution Fund, Inc.
---------------------------------------------- ---------------------------------
      Country Tax Exempt Bond Fund, Inc.             Lindner Investments
---------------------------------------------- ---------------------------------
              Cullen Funds Trust                 1-800-MUTUALS Advisor Series
---------------------------------------------- ---------------------------------
                Everest Funds                           Wexford Trust
---------------------------------------------- ---------------------------------
  First American Insurance Portfolios, Inc.              Zodiac Trust

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:


Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant

------------------- -------------------------------- ---------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- ---------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- ---------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- ---------------------------
Joe Redwine         Board Member                     None
------------------- -------------------------------- ---------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- ---------------------------
Paul Rock           Board Member                     None
------------------- -------------------------------- ---------------------------
Jennie Carlson      Board Member                     None
------------------- -------------------------------- ---------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.


                                         (2)              (3)
                                  Net Underwriting  Compensation on        (4)            (5)
             (1)                    Discounts and    Redemption and     Brokerage        Other
Name of Principal Underwriter        Commission       Repurchases      Commissions   Compensation
------------------------------ -------------------- ---------------- ------------- ------------------
Quasar Distributors, LLC          None              None                 None          None
------------------------------


Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

-------------------------------- -------------------------------------------
Records Relating to:             Are located at:
-------------------------------- -------------------------------------------
Registrant's transfer agent      U.S. Bancorp Fund Services, LLC
                                 615 East Michigan Street
                                 Milwaukee, WI  53202
-------------------------------- -------------------------------------------
Registrant's custodian           U.S. Bank, N.A.
                                 425 Walnut Street
                                 Cincinnati, OH  45202
-------------------------------- -------------------------------------------
Registrant's investment adviser  Alternative Investment Partners, LLC
                                 142 Hardscrabble Lake Dr.
                                 Chappaqua, NY  10514

-------------------------------- -------------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Inapplicable

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Chappaqua and the State of New York on the 16th day of April, 2002.

                                           ALTERNATIVE INVESTMENT FUNDS


                                        By:/s/ Steven R. Samson
                                        -------------------------------
                                           Steven R. Samson, President & Trustee


     Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following persons in the capacities and on 16th day of April, 2002.

Signature                               Title

/s/ Steven R. Samson                    President and Trustee
--------------------
Steven R. Samson



EXHIBIT INDEX

      Exhibit                                                Exhibit No.
      -------                                                -----------
      Certificate of Trust                                   EX-99.a.i.
      Declaration of Trust                                   EX-99.a.ii.
      Bylaws                                                 EX-99.b.